REVENUE AND EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Disclosure of Group’s revenues

	06/30/2021	06/30/2020
Online sports betting	23,470	16,573
Online casino wagering	16,474	13,402
Total	39,944	29,975

Disclosure of geographical revenue

	06/30/2021	06/30/2020
Spain	25,641	21,513
Mexico	11,549	6,939
Colombia	2,048	460
Others	706	1,063
Total	39,944	29,975

Disclosure personnel expenses

	06/30/2021	06/30/2020
Wages, salaries and similar	2,546	2,215
Social security contributions payable by the Group	439	396
Total	2,985	2,611

Disclosure of depreciation and amortization

	06/30/2021	06/30/2020
Depreciation of property, plant and equipment	25	19
Amortization of intangible assets	346	493
Amortization of right-of-use assets	6	31
Total	377	543

Disclosure of other operating expenses

	06/30/2021	06/30/2020
Gambling taxes	4,437	3,530
Leases	287	258
Utilities, repairs and maintenance	410	525
Professional services and other expenses	19,426	10,874
Casino license royalties	1,977	1,785
Marketing expenses	23,158	15,638
Total	49,695	32,610

Disclosure of basic and diluted earnings per share

	06/30/2021	06/30/2020
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(13,300)	(6,773)
Weighted average number of shares outstanding	60,000	60,000
Adjusted number of shares	—	—
Basic earnings per share (euros)	(221.67)	(112.89)
Diluted earnings per share (euros)	(221.67)	(112.89)

Codere Online Business [Member]
Reserve Quantities [Line Items]
Disclosure of Group’s revenues

	2020	2019
Online sports betting	39,719	42,678
Online casino wagering	30,778	18,905
Total	70,497	61,583

Disclosure of geographical revenue

	2020	2019
Spain	48,279	44,058
Mexico	18,422	15,222
Colombia	2,355	1,489
Others	1,441	814
Total	70,497	61,583

Disclosure personnel expenses

	2020	2019
Wages, salaries and similar	4,483	4,308
Social security contributions payable by the Group	280	417
Other social contributions	394	377
Total	5,157	5,102

Disclosure of depreciation and amortization

	2020	2019
Depreciation of property, plant and equipment (Note 6)	40	27
Amortization of intangible assets (Note 5)	883	1,166
Amortization of right-of-use assets	9	—
Total	932	1,193

Disclosure of other operating expenses

	2020	2019
Gambling taxes	8,867	7,402
Leases	575	488
Utilities, repairs and maintenance	1,258	285
Professional services and other expenses	28,639	26,320
Casino license royalties	4,255	2,241
Marketing expenses	35,063	34,429
Total	78,657	71,165

Disclosure of basic and diluted earnings per share

	12/31/2020	12/31/2019
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(16,274)	(16,191)
Weighted average number of shares outstanding	60,000	60,000
Adjusted number of shares	—	—
Basic earnings per share (euros)	(271.2)	(269.9)
Diluted earnings per share (euros)	(271.2)	(269.9)